Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill
Summary of goodwill

$
At January 1, 2020	3,854,199
Exchange differences	138,808
At December 31, 2020 and January 1, 2021	3,993,007
Exchange differences	(14,942)
At December 31, 2021	3,978,065

Summary of goodwill balance allocated to the CGUs

	December 31,
	2021	2020
	$	$
Prevention EMEA within the Prevention segment	855,284	858,497
Diagnostics EMEA within the Diagnostics segment	3,122,781	3,134,510
	3,978,065	3,993,007

	December 31,
	2021	2020
CGU Prevention EMEA
Pre-tax discount rate	16.0%	16.9%
Terminal value growth rate	3.0%	3.0%
Average revenue growth rate	24.4%	28.6%
CGU Diagnostics EMEA
Pre-tax discount rate	13.7%	16.9%
Terminal value growth rate	3.0%	3.0%
Average revenue growth rate	18.4%	20.1%